Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables summarize revenue disaggregated by business segment and the source of the revenue for the years ended December 31, 2021, 2020, and 2019:

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Total
Operating and facilities management contracts	2,363	—	—	2,363
Gaming terminal services	—	424	—	424
Digital and betting services	—	—	163	163
Systems, software, and other	327	206	—	534
Service revenue	2,690	630	163	3,483

Lottery products	123	—	—	123
Gaming terminals	—	339	—	339
Other	—	143	1	144
Product sales	123	482	1	606
Total revenue	2,812	1,112	165	4,089

	For the year ended December 31, 2020
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Total
Operating and facilities management contracts	1,744	—	—	1,744
Gaming terminal services	—	298	—	298
Digital and betting services	—	—	114	114
Systems, software, and other	299	186	—	484
Service revenue	2,043	483	114	2,640

Lottery products	121	—	—	121
Gaming terminals	—	205	—	205
Other	—	148	1	149
Product sales	121	354	1	476
Total revenue	2,164	837	115	3,115

	For the year ended December 31, 2019
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Total
Operating and facilities management contracts	1,931	—	—	1,931
Gaming terminal services	—	568	—	568
Digital and betting services	—	—	76	76
Systems, software, and other	252	274	—	527
Service revenue	2,183	842	76	3,101

Lottery products	110	—	—	110
Gaming terminals	—	581	—	581
Other	—	225	15	240
Product sales	110	806	15	931
Total revenue	2,293	1,648	91	4,032

Contract with Customer, Asset and Liability
Information about contract assets and contract liabilities is as follows:

($ in millions)	December 31, 2021	December 31, 2020	Balance Sheet Classification
Contract assets:
Current	49	53	Other current assets
Non-current	69	75	Other non-current assets
	118	128

Contract liabilities:
Current	(104)	(108)	Other current liabilities
Non-current	(47)	(62)	Other non-current liabilities
	(151)	(170)